LEASE (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Mar. 31, 2023
Notes and other explanatory information [abstract]
2024	$ 80
2025	82
2026	83
2027	85
2028	28
Total	358
Less: interest	(83)
Total lease liability	275
Lease liability - current	50
Lease liability - non-current	$ 225